UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Criterion Capital Management, LLC

Address:   4 Embarcadero Center
           34th Floor
           San Francisco, CA 94111


Form 13F File Number: 28-10866


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   R. Daniel Beckham
Title:  Chief Operating Officer
Phone:  415-834-2417

Signature,  Place,  and  Date  of  Signing:

/s/ R. Daniel Beckham              San Francisco, CA                  2/1/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      557,136
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ADOBE SYSTEMS INC              COM            00724F101    20613   560438 SH       SOLE                 560438      0    0
ADVENT SOFTWARE INC            COM            007974108     9566   234871 SH       SOLE                 234871      0    0
AGILENT TECHNOLOGIES INC       COM            00846U101    12179   392000 SH       SOLE                 392000      0    0
ALLSCRIPTS MISYS HEALTHCARE    COM            01988P108    16753   828126 SH       SOLE                 828126      0    0
APPLE COMPUTER INC             COM            037833100    15594    74000 SH       SOLE                  74000      0    0
APPLIED MATERIALS INC          COM            038222105     2091   150000 SH       SOLE                 150000      0    0
ARCSIGHT INC                   COM            039666102     3070   120000 SH       SOLE                 120000      0    0
ATHENAHEALTH INC               COM            04685W103    16792   371171 SH       SOLE                 371171      0    0
AUTODESK INC                   COM            052769106     6251   246003 SH       SOLE                 246003      0    0
CHECK POINT SOFTWARE           COM            M22465104     6437   190000 SH       SOLE                 190000      0    0
CITRIX SYS INC                 COM            177376100    29918   719000 SH       SOLE                 719000      0    0
CME Group Inc                  COM            12572Q105    10415    31000 SH       SOLE                  31000      0    0
CORNING INC                    COM            219350105     2124   110000 SH       SOLE                 110000      0    0
CROWN CASTLE INTL CORP         COM            228227104    26945   690188 SH       SOLE                 690188      0    0
EBAY INC                       COM            278642103    19402   824555 SH       SOLE                 824555      0    0
EMC CORP-MASS                  COM            268648102    10080   577000 SH       SOLE                 577000      0    0
EXPEDIA INC DEL                COM            30212P105     2573   100000 SH       SOLE                 100000      0    0
F5 NETWORKS INC                COM            315616102     6939   131000 SH       SOLE                 131000      0    0
FORTINET INC                   COM            34959E109     3953   225000 SH       SOLE                 225000      0    0
GOOGLE INC                     COM            38259P508    13322    21488 SH       SOLE                  21488      0    0
INFORMATICA CORPORATION        COM            45666Q102     7246   280000 SH       SOLE                 280000      0    0
INTEL CORP                     COM            458140100    10608   520000 SH       SOLE                 520000      0    0
INTERPUBLIC GROUP OF COS INC   COM            460690100    11476  1555000 SH       SOLE                1555000      0    0
INTL GAME TECHNOLOGY           COM            459902102    28218  1503352 SH       SOLE                1503352      0    0
ITRON INC                      COM            465741106     8244   122000 SH       SOLE                 122000      0    0
ITT EDUCATIONAL SERVICES INC   COM            45068B109     5758    60000 SH  CALL SOLE                  60000      0    0
LAMAR ADVERTISING CO-CL A      CL A           512815101    31996  1029126 SH       SOLE                1029126      0    0
LINEAR TECHNOLOGY CORPORATION  COM            535678106    19218   628875 SH       SOLE                 628875      0    0
MERCADOLIBRE INC               COM            58733R102     3372    65000 SH       SOLE                  65000      0    0
MONSTER WORLDWIDE INC          COM            611742107     6786   390000 SH       SOLE                 390000      0    0
PAYCHEX INC                    COM            704326107     3110   101500 SH       SOLE                 101500      0    0
QUALCOMM INC                   COM            747525103    12028   260000 SH       SOLE                 260000      0    0
QUANTA SERVICES INC            COM            74762E102     2084   100000 SH       SOLE                 100000      0    0
RED HAT INC                    COM            756577102    18312   592608 SH       SOLE                 592608      0    0
SALESFORCE COM INC             COM            79466L302     6270    85000 SH       SOLE                  85000      0    0
SBA COMMUNICATIONS CORP        COM            78388J106     5500   161000 SH       SOLE                 161000      0    0
SOLARWINDS INC                 COM            83416B109     7105   308800 SH       SOLE                 308800      0    0
STRAYER EDUCATION INC          COM            863236105     7970    37500 SH  CALL SOLE                  37500      0    0
SUCCESSFACTORS INC             COM            864596101    17326  1045000 SH       SOLE                1045000      0    0
SYBASE INC                     COM            871130100    15407   355000 SH       SOLE                 355000      0    0
SYNAPTICS INC                  COM            87157D109     3065   100000 SH  CALL SOLE                 100000      0    0
TERADYNE INC                   COM            880770102     3487   325000 SH       SOLE                 325000      0    0
VANCEINFO TECHNOLOGIES INC     COM            921564100    17959   934876 SH       SOLE                 934876      0    0
VARIAN SEMICONDUCTOR EQUIPMENT COM            922207105     3301    92000 SH       SOLE                  92000      0    0
VERISK ANALYTICS INC CL A      CL A           92345Y106    24159   797850 SH       SOLE                 797850      0    0
VISTAPRINT NV                  SHS            N93540107    13103   231262 SH       SOLE                 231262      0    0
WYNN RESORTS LTD               COM            983134107    18575   319000 SH       SOLE                 319000      0    0
YAHOO INC                      COM            984332106    10436   621941 SH       SOLE                 621941      0    0


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